Convertible Debt - Schedule of Derivative Liabilities at Fair Value (Details)	12 Months Ended
Dec. 31, 2016
Dividend rate	0.00%
Minimum [Member]
Term (in years)	6 months 29 days
Volatility	190.73%
Risk-free interest rate	0.63%
Maximum [Member]
Term (in years)	5 years
Volatility	210.78%
Risk-free interest rate	1.83%